Corporate debt, Movement in corporate debt, split between cash and non-cash items (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Corporate debt [Abstract]
Beginning balance	$ 684,073
Cash flow	6,620
Non-cash changes	33,098
Ending balance	$ 723,791